Share-based payments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based payments
25.	Share-based payments
The Company has established equity compensation plans under which it administers restricted stock, stock options, and certain other equity-based awards to attract, retain, and motivate executive officers, certain key employees, and non-employee
directors to compensate them for their contributions to the growth and profitability of the Company. Shares delivered under this award program may be sourced from treasury stock, or authorized unissued shares.
The Company’s equity compensation plans are accounted for under IFRS 2
Share-Based Payment
(“IFRS 2”). IFRS 2 requires companies to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award or at fair value of the award at each reporting date, depending on the type of award granted. The resulting cost is recognized over the period during which an employee is required to provide service in exchange for the award, which is usually the vesting period.
The total compensation cost recognized for
non-vested
stock and options awards amounts to $7.1 million, $5.3 million, and $6.1 million in 2021, 2020, and 2019, respectively, and was recorded as a component of “Wages, salaries, benefits and other employees’ expenses” within operating expenses.
Non-vested
Stock
The Company approved a
non-vested
stock bonus award for certain executive officers of the Company.
A summary of the terms and conditions, properly approved by the Compensation Committee of our Board of Directors, relating to the grants of the non-vested
stock award under the equity compensation plan is as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life
February, 2016	147,000	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
February, 2016	63,000	Fifth anniversary	5 years
February, 2018	21,556	7% first month 31% first three anniversaries	3 years
February, 2018	14,379	33% first three anniversaries	3 years
February, 2018	1,316	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
July, 2018	6,104	Third anniversary	3 years
February, 2019	15,951	1% first month 33% first three anniversaries	3 years
June, 2019	9,256	33% first three anniversaries	3 years
June, 2019	977	33% first three anniversaries	3 years
August, 2019	1,039	33% first three anniversaries	3 years
December, 2019	1,724	100% first anniversary	1 year
February, 2020	24,650	1% first month 33% first three anniversaries	3 years
December, 2020	3,551	100% first anniversary	1 year
February, 2021	32,852	20% first five anniversaries	5 years
February, 2021	103,802	33% first three anniversaries	3 years
April, 2021	1,145	33% first three anniversaries	3 years
Non-vested
stock awards were measured at their fair value on the grant date. For the 2021 grants, the fair value of these non-vested
stock awards amounts to $85.31 per share (2020: $93.99).
A summary of the
non-vested
stock award activity under the plan as of December 31, 2021, 2020 and 2019 with changes during these years is as follows (in number of shares):

	2021	2020	2019
Non-vested as of January 1	153,921	211,205	271,904
Granted	137,799	28,201	28,947
Vested	(132,880)	(83,409)	(80,170)
Forfeited	(1,017)	(2,076)	(9,476)

Non-vested as of December 31	157,823	153,921	211,205

The Company uses the accelerated attribution method to recognize the compensation cost for awards with graded vesting periods. The Company estimates that the remaining compensation cost, not yet recognized for the non-vested
stock awards, amounts to $6.3 million (2020: $1.9 million), with a weighted average remaining contractual life of 2.6 years (2020: 1.6 years). Additionally, the Company estimates that the 2022 compensation cost related to these plans amounts to $4.0 million.

The Company plans to make additional equity-based awards under the plan from time to time, including additional non-vested
stock and stock option awards. The Company anticipates that future employee non-vested
stock and stock option awards granted pursuant to the plan will generally vest over a three to five-year period and the stock options will carry a ten-year
term.